UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-1209

Bridges Investment Fund, Inc.

(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256

Omaha, Nebraska 68114

(Address of principal executive offices)

Edson L. Bridges III

8401 West Dodge Road, Suite 256

Omaha, Nebraska 68114

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 397-4700

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 to June 30, 2004

--------------------------------------------------------------------------------------------------------------------------------

Item 1.  Second Quarter or Semi-Annual Shareholder Report

BRIDGES INVESTMENT FUND, INC.

8401 West Dodge Road
256 Durham Plaza
Omaha, Nebraska 68114

(402) 397-4700

SECOND QUARTER OR SEMI-ANNUAL

SHAREHOLDER REPORT

2004

CONTENTS OF REPORT

Pages 1 - 5	Shareholder Letter

Exhibit 1	Portfolio Transactions from April 1, 2004, through June 30, 2004

Exhibit 2	Quarter-to-Quarter Changes in Financial Data

Exhibit 3	Disclosure Controls and Procedures Report June 30, 2004

Pages F1-F14	Unaudited Financial Statements for the
Six Months Ended June 30, 2004

      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund.  Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the
      Fund's office.

----------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.
8401 West Dodge Road
Omaha, Nebraska 68114

Telephone    402-397-4700
Facsimile    402-397-8617

Directors

Edson L. Bridges II
Edson L. Bridges III
N. P. Dodge, Jr.
John W. Estabrook
Jon D. Hoffmaster
John J. Koraleski
Gary L. Petersen
John T. Reed
Roy A. Smith
Janice D. Stoney
L.B. Thomas
John K. Wilson

Officers

Edson L. Bridges II	Chairman
Edson L. Bridges III	President and Chief Executive
and Investment Officer
Randall D. Greer	Vice President
Brian M. Kirkpatrick	Vice President
Mary Ann Mason	Secretary
Kathleen J. Stranik	Assistant Secretary
Starr Frohlich	Assistant Secretary
Nancy K. Dodge	Treasurer
Linda J. Morris	Assistant Treasurer
Jason Hadler	Assistant Treasurer
Trinh Wu	Controller

Independent Auditors

Deloitte & Touche LLP
First National Tower
1601 Dodge Street, Suite 3100
Omaha, Nebraska 68102

Corporate Counsel	Counsel to Independent Directors

Baird, Holm	Koley, Jessen, P.C.
Attorneys at Law	Attorneys at Law
1500 Woodmen Tower	One Pacific Place, Suite 800
Omaha, Nebraska 68102	1125 South 103 Street
Omaha, Nebraska 68124

Special Counsel

Ballard, Spahr, Andrews & Ingersoll, LLP
1225 Seventeenth Street, Suite 2300
Denver, Colorado 80202

---------------------------------------------------------------------------------

July 26, 2004

Dear Shareholder:

Investment Results

Bridges Investment Fund, Inc. had a total return of -0.99% during the second quarter of 2004, versus a return of 1.72% for the S&P 500. For the first half of 2004, the Fund had a total return of 2.00%, versus 3.44% for the S&P 500. For the trailing 12 months, the Fund had a total return of 17.05% versus 19.10% for the SPX. Since the market's bottom on March 11, 2003, BIF has advanced 50.16% versus 38.07% for the S&P 500.
		06/30/04%		% of	Price.	Price	EPS	EPS			EPS Lt.
No. of		Market	of	Total	% Chg.	% Chg.	5 Yr. Hist.	% Chg.	P/E	P/E	Future
Shares	Company	Value	Equities	Assets	QTD	12 Mos.	Gr. Rate	04 Vs. 03	2004	2005	Gr. Rate
53,500	Capital One	3,658,330	6.1%	5.5%	-9.3%	39.0%	31%	19%	11.7	10.3	15%
45,000	Altria	2,252,250	3.8%	3.4%	-8.1%	10.1%	9%	5%	10.3	9.6	9%
50,000	First Data	2,226,000	3.7%	3.3%	5.6%	7.4%	20%	14%	20.8	18.0	15%
30,000	Best Buy	1,522,200	2.6%	2.3%	-1.9%	15.5%	22%	28%	20.8	17.6	15%
50,000	MBNA	1,289,500	2.2%	1.9%	-6.7%	23.8%	21%	16%	12.5	11.0	13%
14,000	Ebay	1,287,300	2.2%	1.9%	32.7%	76.8%	132%	52%	77.3	58.2	38%
20,000	Johnson & Johnson	1,114,000	1.9%	1.7%	9.8%	7.7%	16%	13%	18.6	16.9	13%
20,000	Harrah's Entertainment	1,082,000	1.8%	1.6%	-1.4%	34.4%	22%	11%	16.7	15.4	13%
250	First Natl. of Nebraska	1,080,000	1.8%	1.6%	-1.3%	12.2%	8%	7%			8%
20,000	PepsiCo	1,077,600	1.8%	1.6%	0.1%	21.1%	13%	13%	23.4	21.0	11%
		16,589,180	27.8%	24.9%

	Total Equities	59,567,980		89.3%

	Total Assets	66,669,352

The broad equity market continued to move sideways in the second quarter despite generally strong first quarter earnings results posted in April. Investors seemed to largely ignore the positive earnings results and instead focused on the risks associated with either a rapidly improving economy (first part of the quarter) and associated problems of higher inflation and interest rates, or an economic softening (second part of the quarter). Interest rates (10 year government yield) started the quarter at 3.89%, streaked to 4.85% by May 13, driven by inflation concerns and higher energy prices, and then moderated to end the quarter at 4.58% as some of the economic data released in June indicated that the rate of economic growth might be moderating.

The Fund's equities turned in a disappointing performance during the second quarter, after outperforming the market in the first quarter. Four stocks (Altria, Capital One, D.R. Horton, and Nokia) accounted for $985,000 in unrealized declines; the Fund's equities as a whole declined $625,000. With the exception of Nokia, which lowered earnings guidance during the second quarter, the remaining three companies appear to be on track for solid earnings during the second quarter and through the rest of the year.

------------------------------------------------------------------------------------------------------------------------------

Shareholder Letter                                          2                                                July 26, 2004

In general, while the underperformance of the Fund's equities in the second quarter was frustrating, it was a function of several factors (we were underweighted in energy and industrials, the two best performing market sectors during the quarter, and the best performing sectors and stocks over the past year were generally the worst performers in the second quarter), which we believe are both transient and irrelevant to the issue of the longer-term attractiveness of our holdings; we remain comfortable with the Fund's equities and believe they continue to offer solid long-term investment appeal.

We have been surprised at the relative lack of stock price volatility during the first half of the year. We expect greater total price volatility in the second half of the year, concurrent with investors anticipating an eventual slowing in the rate of growth in the economy. Our strategy remains focused on identifying and owning those companies which we believe offer the best long-term returns for shareholders given their business franchises, balance sheets, and fundamental outlooks. We expect to continue to move the portfolio in the direction of owning more companies with consistent earnings growth patterns and reducing our exposure to companies with relatively greater economic sensitivity, as we believe the rate of growth in the economy will slow on balance over the next 12-18 months.

Exhibits

Please refer to Exhibit 1 for information about the Fund's portfolio transactions for the Second Quarter of 2004. The Fund's annual historical information with respect to net assets, shares outstanding, net asset value per share, dividends, and capital gains distributions from 1963 through 2003 appears as Exhibit 2. Exhibit 2 also records quarterly information for the June 30, 2004 period compared to the June 30, 2003 results. Exhibit 3 is the Disclosure Controls and Procedures Report by the Certifying Officers for the June 30, 2004 evaluation date.

Financial Statements

The Fund's unaudited financial statements appear on Pages F-1 through F-14. The Schedule of Portfolio Investments, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, and the Notes to Financial Statements are presented as of June 30, 2004. These pages are the foundation for this report to you.

Cash Distributions

On July 21, 2004, our Board of Directors declared a $.07 per share dividend on the units of capital stock that were outstanding on July 21, 2004 -- the record date for this income distribution. This dividend amount will be payable on or about July 26, 2004. This dividend is distributed from net investment income earned during the April - June, 2004 Quarter.

-------------------------------------------------------------------------------------------------------------------------------

Shareholder Letter                                                      3                                          July 26, 2004

Board of Directors Meetings

A Special Meeting of the Board of Directors was held on June 22, 2004 for the purpose of considering a business plan to position Bridges Investment Fund, Inc. to expand contacts with and improved services to a broader constituency of the investment public than has been heretofore possible. On that date, the Board approved the appointment of two subsidiaries of U.S. Bancorp to become custodian of portfolio securities and transfer agent for shareholders as replacements for the present vendors: First National Bank of Omaha and Bridges Investor Services, Inc. The changeover for responsibilities between the financial institutions was authorized to take place on or about September 30, 2004, or when the necessary preparations for these changes are complete.

During the June 22, 2004 meeting, the Fund's management presented estimated costs for the future operating expenses under the proposed new arrangements for custodian and transfer agent services. This evaluation report forecast a slight decline to around 86 basis points compared to the actual results of 89 basis points for 2003. The Board of Directors expressed the sense that the Fund's management should control operating expenses at these levels, and that the officers should prepare a statement of considerations that demonstrates the advantages to existing shareholders for the retention of the new vendors at the next regular quarterly Board meeting.

Ted Bridges and others addressed the opportunities strategically to enhance written, telephonic, and internet communication capabilities to current and prospective shareholders, as well as to provide a deep and broad technology platform, combined with dedicated, full time professional resources to facilitate fund accounting, administration, and future shareholder growth at the July 21, 2004 quarterly meeting. On that day, the Board of Directors received further information from Bridges Investment Management, Inc. regarding other anticipated services to be received from subsidiaries of U.S. Bancorp by the Manager that will become an integrated service platform that includes the distribution of the Fund shares through a network of financial institutions and the start-up of explanatory and interpretative publications about the Fund's operation and record through U.S. Bancorp subsidiaries. There will also be the opportunity to improve the appearance of shareholder reports above the bland look of our current communications. Consequently, the Board of Directors approved a resolution for the Fund to participate in a three party Distribution Agreement between Bridges Investment Management, Inc., Quasar Distributors, LLC of Milwaukee, Wisconsin, and Bridges Investment Fund, Inc. to be able to realize some of these potentials.

The exact initiation of services dates for the various changes and new elements described in the preceding paragraphs has not been established. To some degree, these choices have been deferred until a substantive amendment to the Fund's Prospectus can be filed with and reviewed by the Securities and Exchange Commission in Washington, D.C. Your next complete disclosure about these matters will come through a new Part A and

---------------------------------------------------------------------------------------------------------------------------------

Shareholder Letter                                           4                                                       July 26, 2004

Part B of the amended Prospectus that should be filed with the Commission this week. Our plan is to mail the amended Prospectus near the end of September, 2004.

Starr Frolich and Jason Hadler, employees of U.S. Bancorp Fund Services, LLC, were elected Assistant Secretary and Assistant Treasurer of Bridges Investment Fund, Inc. on July 21, 2004, in the event the Fund required a corporate action to be handled by the newly appointed agents in Milwaukee prior to the next regular quarterly meeting of the Board of Directors. Both individuals were present for a planning session of the possible relationships to be established in the Fund's offices on June 8, 2004. Complete biographical material on these persons will appear in Part B of the amended Prospectus.

The Board of Directors readopted and/or reaffirmed: (1) a Restated Code of Ethics, (2) a Proxy Voting Policy and Guidelines and Proxy Voting Procedures, (3) a Bridges Investment Management, Inc. Trade Monitoring Policy, (4) and a Bridges Investment Management, Inc. Trading Error Policy. Following these actions, the substance of the meeting turned towards developments and trends in Federal regulation.

Regulation Developments

Regulations under consideration or already promulgated by the Securities and Exchange Commission will have the following impacts:

    Edson, as the original progenitor for the Fund in 1963, its largest shareholder, and probably the most knowledgeable director and officer of the Fund will not be permitted to be Chairman sometime during 2005. He must be replaced by an independent director.
    Independent directors may hire their own staff persons.
    Soft dollar brokerage arrangements for research and selected services may be curtailed or eliminated.
    There may be expanded disclosures about the securities holdings of the portfolio managers for the Fund.
    A Chief Compliance Officer for the Fund must be elected. That official is expected to be primarily responsible to the Board of Directors.

None of these prospective changes will present significant difficulties. For many years from inception, the Fund's Chairman of the Board of Directors was an unaffiliated, independent director. The Fund's portfolio has participated in the fulfillment of soft dollar brokerage commissions to a very minimal degree for an extended period of time. The Manager's portfolio access persons have been disclosing investment positions to the Compliance Officer of that Firm on a regular basis. The new level of disclosure may impact the privacy

--------------------------------------------------------------------------------------------------------------------------------

Shareholder Letter                                                      5                                        July 26, 2004

of the persons involved, but the burden of preparation for them should not be in excess of the effort already undertaken for the annual and quarterly compliance with the existing Code of Ethics. Mr. Randall D. Greer was elected Chief Compliance Officer for the Fund on July 21, 2004.

With respect to hiring staff, the Board of Directors retained Mr. Roman H. Uhing as an independent examiner to survey compliance by the Fund with respect to our compliance regulations promulgated under the USA Patriot Act. The survey and report period will cover the October 1, 2003 to September 30, 2004 time frame. A report to the Board of Directors will be made at the October 12, 2004 quarterly meeting. Mr. Uhing was a former audit partner of Arthur Andersen & Co. for 19 years. Subsequently he has operated a financial consulting practice for the past 15 years. Roman conducted the first annual audit for Bridges Investment Fund, Inc. in January, 1964.

Closing Thoughts

You can see that the officers and Board members of the Fund have been very busy in recent months on significant matters. Yet many of the decisions actually do not break new ground. The selection of U.S. Bancorp entities to assist the Fund in late 2004 and beyond is actually a return to the institution that started operations with us in 1963. The Omaha National Bank, the predecessor to FirsTier Bank, N.A., First Bank, N.A. and U.S. Bancorp, was Bridges Investment Fund, Inc.'s first custodian and transfer agent. Their Trust Department served until October, 1987 as dividend disbursing and transfer agent and to July, 1997 as securities custodian. The Omaha National Bank was the first custodian for Keogh Act and Individual Retirement Accounts sponsored by our Fund, and U.S. Bank, N.A. Nebraska has continued in that capacity for individual master plan adoption agreements to the present time. No change in these arrangements is anticipated in 2004 and possibly not for a longer period of time.

Please contact one or both of us about the new arrangements for the Fund that will be forthcoming in the Fall of 2004. There will be an expanded disclosure through the amended Prospectus and in the next quarterly shareholder report. Our office staff will work for a seamless movement of data and information to the new transfer agent. We will also be available for personal contacts and assistance to you through this office on an ongoing basis.

Sincerely yours,

/s/ Edson L. Bridges III

Edson L. Bridges III

President

/s/ Edson L. Bridges II

Edson L. Bridges II

Chairman

ELBIII:ELBII:elc:kjs

---------------------------------------------------------------------------------------------------------------------------------------

Exhibit 1

BRIDGES INVESTMENT FUND, INC.

PORTFOLIO TRANSACTIONS

DURING THE PERIOD FROM

APRIL 1, 2004, THROUGH JUNE 30, 2004

Securities Common Stocks Unless Described Otherwise	Bought or Received $1,000 Par Value (M) or Shares	Held After Transaction $1,000 Par Value (M) or Shares

Amgen, Inc.	2,000	17,000
Comcast Corp. Class A	5,000	20,000
H & R Block, Inc.	7,000	7,000
(1) Hospira, Inc.	1,500	1,500
Marsh & McLennan Cos.	5,000	20,000
Nelnet, Inc. Class A	15,000	30,000
Omnicare	3,000	10,000
Qualcomm, Inc.	2,500	2,500
(2) Stryker Corp.	3,000	6,000
Tyco International	2,000	12,000
Various Issues of Commercial Paper Notes purchased during 2nd Quarter, 2004	21,167M	2,217M

(1) Received 1,500 shares in a spin-off of Abbott Labs on May 3, 2004.

(2) Received 3,000 shares in a 2-for-1 stock split on May 17, 2004.

Securities Common Stocks Unless Described Otherwise	Sold or Exchanged $1,000 Par Value (M) or Shares	Held After Transaction $1,000 Par Value (M) or Shares

AES Corporation	10,000	50,000
EMC Corp. Mass	35,000	--
Eagle Materials, Inc.	221	--
Eagle Materials, Inc. Class B	745	--
Harrah's Entertainment, Inc.	2,000	20,000
Nokia Corp.	10,000	30,000
Nucor Corp.	3,000	5,000
Retek, Inc.	20,000	--
Solectron Corp.	36,400	--
Viacom, Inc. Class B	15,000	--
Various Issues of Commercial Paper Notes Maturing during 2nd Quarter, 2004	19,470M	--

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

Exhibit 2

BRIDGES INVESTMENT FUND, INC.

SELECTED HISTORICAL FINANCIAL INFORMATION

- - - - - - - - - - - - -Year End Statistics - - - - - - - - - - - - -

Valuation Date	Net Assets	Shares Outstanding	Net Asset Value/Share	Dividend/ Share	Capital Gains/Share

07-01-63	$ 109,000	10,900	$10.00	$ -	$ -
12-31-63	159,187	15,510	10.13	.07	-
12-31-64	369,149	33,643	10.97	.28	-
12-31-65	621,241	51,607	12.04	.285	.028
12-31-66	651,282	59,365	10.97	.295	-
12-31-67	850,119	64,427	13.20	.295	-
12-31-68	1,103,734	74,502	14.81	.315	-
12-31-69	1,085,186	84,807	12.80	.36	-
12-31-70	1,054,162	90,941	11.59	.37	-
12-31-71	1,236,601	93,285	13.26	.37	-
12-31-72	1,272,570	93,673	13.59	.35	.08
12-31-73	1,025,521	100,282	10.23	.34	.07
12-31-74	757,545	106,909	7.09	.35	-
12-31-75	1,056,439	111,619	9.46	.35	-
12-31-76	1,402,661	124,264	11.29	.38	-
12-31-77	1,505,147	145,252	10.36	.428	.862
12-31-78	1,574,097	153,728	10.24	.481	.049
12-31-79	1,872,059	165,806	11.29	.474	.051
12-31-80	2,416,997	177,025	13.65	.55	.0525
12-31-81	2,315,441	185,009	12.52	.63	.0868
12-31-82	2,593,411	195,469	13.27	.78	.19123
12-31-83	3,345,988	229,238	14.60	.85	.25
12-31-84	3,727,899	278,241	13.40	.80	.50
12-31-85	4,962,325	318,589	15.58	.70	.68
12-31-86	6,701,786	407,265	16.46	.688	.86227
12-31-87	7,876,275	525,238	15.00	.656	1.03960
12-31-88	8,592,807	610,504	14.07	.85	1.10967
12-31-89	10,895,182	682,321	15.97	.67	.53769
12-31-90	11,283,448	744,734	15.15	.67	.40297
12-31-91	14,374,679	831,027	17.30	.66	.29292
12-31-92	17,006,789	971,502	17.51	.635	.15944
12-31-93	17,990,556	1,010,692	17.80	.6225	.17075
12-31-94	18,096,297	1,058,427	17.10	.59	.17874
12-31-95	24,052,746	1,116,620	21.54	.575	.19289
12-31-96	29,249,488	1,190,831	24.56	.55	.25730
12-31-97	36,647,535	1,262,818	29.02	.5075	.30571
12-31-98	48,433,113	1,413,731	34.26	.44	2.11648
12-31-99	69,735,684	1,508,154	46.24	.30	.91088
12-31-00	71,411,520	1,850,301	38.59	.40	.80880716
12-31-01	60,244,912	1,940,494	31.05	.26	-
12-31-02	45,854,541	1,989,769	23.05	.20	-
12-31-03	62,586,435	2,016,560	31.04	.24	-

- - - - Current Quarter Compared to Same Quarter in Prior Year - - - -

Valuation Date	Net Assets	Shares Outstanding	Net Asset Value/Share	Dividend/ Share	Capital Gains/Share

06-30-03	52,953,790	1,950,710	27.15	.055	-
06-30-04	66,693,520	2,114,790	31.54	.055	-

----------------------------------------------------------------------------

Exhibit 3

Bridges Investment Fund, Inc.

Disclosure Controls and Procedures Report

Evaluation Date: June 30, 2004

The necessary disclosure controls and procedures of Bridges Investment Fund, Inc. as defined in Rule 30a-3(c) under the Investment Company Act of 1940 are effective as of June 30, 2004 in the opinion of the Chairman, Edson L. Bridges II, the President, Edson L. Bridges III, and the Treasurer, Nancy K. Dodge. These conclusions were reached independently by each person after performing the various monitoring activities as described in the Management Discussion & Analysis letter to shareholders dated January 21, 2004. A copy of this letter is available to the Fund's shareholders upon request to the Corporate Secretary.

There were no material deficiencies in the disclosure controls and procedures in effect for Bridges Investment Fund, Inc. as of the evaluation date. There were no material changes made to the disclosure controls and procedures for the Fund during the evaluation period.

The Securities and Exchange Commission defines "internal controls over financial reporting" in Rule 30a-3(d) of the Investment Company Act of 1940 as a process designed by, or under the supervision of the registered management investment company's principal executive and principal financial officers, or persons performing similar functions, and effected by the company's board of directors, management, and other personnel, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

(1) Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company;

(2) Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and directors of the investment company; and

(3) Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company's assets that could have a material effect on the financial statements.

Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files or submits on Form N-CSR is accumulated and communicated to the investment company's management, including its principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, as appropriate to permit timely decisions regarding a required disclosure in the Fund's reports.

--------------------------------------------------------------------------------

Exhibits to the Form N-CSR will include a copy of this report transmitted to the Fund's stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940. This report will be filed with the Securities and Exchange Commission in Washington, D.C. on or before August 31, 2004.

Respectfully submitted,

/s/ Edson L. Bridges II

Edson L. Bridges II

Chairman

Certifying Officer

/s/ Edson L. Bridges III

Edson L. Bridges III

President

Certifying Officer

/s/ Nancy K. Dodge

Nancy K. Dodge

Treasurer

Certifying Officer

ELBII:ELBIII:NKD:elc

---------------------------------------------------------------------------------------------------------------------------------

F 1

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

JUNE 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (89.3%)

Advertising 1.1%
Omnicom Group, Inc.	10,000	$ 654,802	$ 758,900

Airfreight & Logistics 2.3%
Expeditors International Washington	15,000	$ 553,554	$ 741,150
Fedex Corporation	10,000	688,396	816,900
		$ 1,241,950	$ 1,558,050

Auto Parts & Equipment 0.8%
Johnson Controls	10,000	$ 385,750	$ 533,800

Banking and Finance 6.1%
Bank of America Corporation	10,000	$ 791,024	$ 846,200
Fifth Third Bancorp	10,000	486,523	537,800
First National of Nebraska, Inc.	250	401,835	1,081,250
State Street Corporation	15,000	62,367	735,600
Wells Fargo & Co.	15,000	515,731	858,450
		$ 2,257,480	$ 4,059,300

Beverages Soft Drinks 1.6%
PepsiCo, Inc.	20,000	$ 454,058	$ 1,077,600

Building Residential/Commercial 2.0%
Centex Corporation	10,000	$ 238,696	$ 457,500
D. R. Horton, Inc.	30,000	407,704	852,000
		$ 646,400	$ 1,309,500

Casino Hotels 1.6%
Harrah's Entertainment, Inc.	20,000	$ 656,022	$ 1,082,000

Computers Hardware and Software 2.7%
Cisco Systems, Inc.*	40,000	$ 361,396	$ 948,000
Microsoft Corporation	30,000	266,000	856,800
		$ 627,396	$ 1,804,800

Conglomerates Industrial 0.5%
General Electric	10,000	$ 270,842	$ 324,000

Data Processing and Management 6.0%
Automatic Data Processing	10,000	$ 398,716	$ 418,800
Fair Isaac and Company, Incorporated	18,000	234,627	600,840
First Data Corporation	50,000	1,952,060	2,226,000
Fiserv, Inc.*	20,000	664,527	777,800
		$ 3,249,930	$ 4,023,440

*Nonincome producing security

---------------------------------------------------------------------------------------------------------------------------------------------

F 2

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

(Continued)

JUNE 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)

Diversified Operations 2.1%
Berkshire Hathaway Inc., Class B *	350	$ 492,609	$ 1,034,250
Tyco International LTD	12,000	358,200	397,680
		$ 850,809	1,431,930

Drugs Medicines Cosmetics 4.7%
Abbott Laboratories	15,000	$ 158,465	$ 611,400
Amgen, Inc.*	17,000	581,020	927,690
Johnson & Johnson	20,000	603,498	1,114,000
Merck & Co., Inc.	10,000	197,534	475,000
		$ 1,540,517	$ 3,128,090

E Commerce 1.9%
Ebay, Inc.*	14,000	$ 453,620	$ 1,287,300

Education Higher 0.4%
Apollo Group, Inc.*	3,000	$ 193,740	$ 264,870

Electric Generation 0.8%
AES Corporation*	50,000	$ 273,270	$ 496,500

Electronic Components Conductors 3.9%
Altera Corporation*	20,000	$ 460,228	$ 443,200
Analog Devices, Inc.	15,000	539,290	706,200
Applied Materials, Inc.*	40,000	662,576	784,800
Intel Corporation	25,000	483,548	690,000
		$ 2,145,642	$ 2,624,200

Electronics 1.2%
Flextronics International Ltd.*	50,000	$ 865,950	$ 797,500

Energy Oil & Gas Exploration and Production 0.9%
Anadarko Petroleum Corporation	10,000	$ 526,200	$ 586,000

Finance Diversified 2.0%
Citigroup, Inc.	12,000	$ 581,682	$ 558,000
Morgan Stanley Dean Witter & Co.	15,000	750,012	791,550
		$ 1,331,694	$ 1,349,550

Finance Investment Banks 1.1%
Goldman Sachs Group, Inc.	8,000	$ 694,445	$ 753,280

Finance Real Estate 1.4%
Freddie Mac	15,000	$ 461,417	$ 949,500

*Nonincome producing security

 ------------------------------------------------------------------------------------------------------------------------------------------------

F 3

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)

Finance Services 9.5%
Capital One Financial Corporation	53,500	$ 1,935,422	$ 3,658,330
H & R Block, Inc.	7,000	339,878	333,760
MBNA Corporation	50,000	1,061,832	1,289,500
Nelnet, Inc., Class A*	30,000	600,289	532,500
Paychex, Inc.	15,000	536,898	508,200
		$ 4,474,319	$ 6,322,290
Food Processing 0.7%
General Mills, Inc.	10,000	$ 449,708	$ 475,300

Foods/Meats Packaged 0.4%
ConAgra Foods, Inc.	10,000	$ 276,407	$ 270,800

Hotels/Resorts/Cruise Lines 0.7%
Carnival Corporation, Class A	10,000	$ 253,072	$ 470,000

Insurance Brokers 1.4%
Marsh & McLennan Cos., Inc.	20,000	$ 974,019	$ 907,600

Insurance Multiline 1.1%
American International Group, Inc.	10,000	$ 566,397	$ 712,800

Insurance Property/Casualty 0.6%
Progressive Corporation	5,000	$ 368,147	$ 426,500

Internet Software & Services 0.8%
United Online, Inc.*	30,000	$ 407,509	$ 528,300

Machinery Construction/Farming 1.0%
Trinity Industries, Inc.	20,000	$ 386,383	$ 635,800

Medical Dental Services 0.6%
Omnicare, Inc.	10,000	$ 449,668	$ 428,100

Medical Drugs 1.3%
Pfizer, Inc.	25,000	$ 787,050	$ 857,000

Medical Systems and Equipment 0.1%
Hospira, Inc.*	1,500	$ 10,930	$ 41,400

Medical Products 0.5%
Stryker Corporation	6,000	$ 230,903	$ 330,000

*Nonincome producing security

 ---------------------------------------------------------------------------------------------------------------------------------------------

F 4

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)

Medical Wholesale Drug Distribution 2.0%
Allergan, Inc.	3,000	$ 262,676	$ 268,560
Cardinal Health, Inc.	15,000	931,176	1,050,750
		$ 1,193,852	1,319,310
Metal Aluminum 1.5%
Alcoa, Inc.	30,000	$ 685,675	$ 990,900

Personal & Household Products 1.0%
Colgate Palmolive Company	12,000	$ 621,658	$ 701,400

Petroleum Producing 2.6%
BP PLC Sponsored ADR	15,000	$ 368,832	$ 803,550
ChevronTexaco Corporation	10,000	340,535	941,100
		$ 709,367	$ 1,744,650

Publishing 1.3%
Gannett, Inc.	10,000	$ 799,707	$ 848,500

Retail Restaurants 0.9%
Outback Steakhouse, Inc.	15,000	$ 509,594	$ 620,400

Retail Stores Apparel and Clothing 1.3%
Gap, Inc.	35,000	$ 172,516	$ 848,750

Retail Stores Building Materials and Home Improvement 2.4%
The Home Depot, Inc.	30,000	$ 672,737	$ 1,056,000
Lowes Companies	10,000	550,243	525,500
		$ 1,222,980	$ 1,581,500

Retail Stores Consumer Electronics 2.3%
Best Buy Company, Inc.	30,000	$ 687,851	$ 1,522,200

Retail Stores Department 1.3%
Target Corporation	20,000	$ 316,811	$ 849,400

Steel 0.6%
Nucor Corporation	5,000	$ 242,803	$ 383,800

Telecommunications 3.5%
Level 3 Communications *	157,000	$ 1,119,225	$ 551,070
Qualcomm, Inc.	2,500	169,675	182,450
Vodafone Group PLC	30,000	772,993	663,000
West Corporation *	35,000	687,401	915,250
		$ 2,749,294	$ 2,311,770

*Nonincome producing security

-----------------------------------------------------------------------------------------------------------------------------------------------

F 5

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2004

(unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)

Telecommunications Equipment 0.6%
Nokia Corporation Sponsored ADR	30,000	$ 328,513	$ 436,200

Television Cable 0.8%
Comcast Corporation Special Class A *	20,000	$ 601,925	$ 552,200

Tobacco 3.4%
Altria Group, Inc.	45,000	$ 1,913,031	$ 2,252,250

TOTAL COMMON STOCKS (Cost $42,172,023)		$42,172,023	$59,569,230

PREFERRED STOCKS (1.1%)

Banking and Finance 0.4%
Harris Preferred Capital Corp., 7.375%, Series A	10,000	$ 250,000	$ 251,000

Financial REITS 0.7%
Equity Office Properties Trust, 7.75% Series G	10,000	$ 272,179	$ 255,000
Public Storage, 8.00% Series R	10,000	270,038	256,500
		$ 542,217	$ 511,500

TOTAL PREFERRED STOCKS (Cost $792,217)		$ 792,217	$ 762,500

TOTAL PREFERRED AND COMMON STOCKS		$42,964,240	$60,331,730

DEBT SECURITIES (9.3%)

Electronic Components Conductors 0.4%
Applied Materials, Inc. 7.125% Senior Notes due October 15, 2017	$ 250,000	$ 256,257	$ 279,375

Energy Alternate Sources 0.3%
CalEnergy Co., Inc., 7.630% Notes due October 15, 2007	$ 200,000	$ 200,000	$ 219,740

*Nonincome producing security

 --------------------------------------------------------------------------------------------

F 6

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2004

(unaudited)
Title of Security	Principal Amount	Cost	Fair Value
DEBT SECURITIES (Continued)

Finance Services 4.2%
Prudential Funding Corp. Commercial Paper Note 0.930% due July 2,2004**	$1,325,000	$ 1,324,761	$ 1,324,761
Prudential Funding Corp. Commercial Paper Note 0.980% due July 6, 2004**	$ 893,000	892,830	892,830
Duke Capital Corporation 8% Senior Notes due October 1, 2019	$ 250,000	276,292	280,625
MBNA Corporation 7.50% Senior Notes due March 15, 2012	$ 250,000	267,219	279,350
		$ 2,761,102	$ 2,777,566

Food Packaged 0.4%
Kraft Foods, Inc. 6.250% Notes due June 1, 2012	$ 250,000	$ 263,102	$ 264,600

Hotels and Motels 0.4%
Marriott International 7.875% Notes Series C due September 15, 2009	$ 250,000	$ 250,064	$ 288,650

Medical Wholesale Drug Distribution 0.4%
Cardinal Health, Inc. 6.75% Notes due February 15, 2011	$ 250,000	$ 260,095	$ 276,250

Retail Stores Department 0.6%
Dillard Department Stores, Inc., 7.850% Debentures, due October 1, 2012	$ 150,000	$ 151,314	$ 152,280
Penney (J.C.) Co., Inc. 7.40% Notes due April 1, 2037	$ 250,000	263,548	264,875
		$ 414,862	$ 417,155

Services Data Processing 0.4%
Electronic Data Systems 7.125% Notes due October 15, 2009	$ 250,000	$ 262,604	$ 261,725

Telecommunications 0.9%
Level 3 Communications, Inc., 9.125% Senior Notes due May 1, 2008	$ 700,000	$ 537,840	$ 570,500

Tobacco 0.4%
R.J. Reynolds Holding 7.250% Notes due June 1, 2012	$ 250,000	$ 260,426	$ 243,450

** Commercial Paper is purchased at a discount and redeemed at par.

-----------------------------------------------------------------------------------------------------------------------------------------

F 7

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2004

(unaudited)
Title of Security	Principal Amount	Cost	Fair Value
DEBT SECURITIES (Continued)

U.S. Government 0.9%
U.S. Treasury, 9.375% Bonds, due February 15, 2006	$ 200,000	$ 253,411	$ 222,000

U.S. Treasury, 7.500% Bonds, due November 15, 2016	$ 300,000	308,334	370,781
		$ 561,745	$ 592,781

TOTAL DEBT SECURITIES (Cost $6,028,097)		$ 6,028,097	$ 6,191,792

TOTAL INVESTMENTS IN SECURITIES (99.7%)		$48,992,337	$66,523,522

CASH AND RECEIVABLES LESS TOTAL LIABILITIES (0.3%)			169,998

NET ASSETS, June 30, 2004 (100.0%)			$66,693,520

The accompanying notes to financial statements
are an integral part of this schedule.

 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004
(Unaudited)

ASSETS
Investments, at fair value
Common and preferred stocks (cost $42,964,240)	$60,331,730
Debt securities (cost $6,028,097)	6,191,792
Total investments	$66,523,522

Cash	233,993
Receivables
Dividends and interest	128,859
Subscriptions to capital stock	26,200

TOTAL ASSETS	$66,912,574

LIABILITIES
Redemption of capital stock	$ 2,820
Purchase of Securities	86,173
Investment advisor, management and
service fees payable	82,220
Accrued operating expenses	47,841
TOTAL LIABILITIES	$ 219,054

NET ASSETS
Capital stock, $1 par value - Authorized 6,000,000 shares, 2,114,790 shares outstanding	$ 2,114,790

Paid-in surplus -	50,590,784
Net capital	$52,705,574

Net unrealized appreciation on investments	17,531,185
Accumulated undistributed net realized loss	(3,698,127)
Accumulated undistributed net investment income	154,888
TOTAL NET ASSETS	$66,693,520
===========

NET ASSET VALUE PER SHARE	$31.54
======

OFFERING PRICE PER SHARE	$31.54
======

REDEMPTION PRICE PER SHARE	$31.54
======

The accompanying notes are an integral
part of these financial statements.

 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2004
(Unaudited)

INVESTMENT INCOME
Interest	$ 163,305
Dividends (Net of foreign withholding taxes
of $2,825)	385,799

Total Investment Income		$ 549,104

EXPENSES
Management fees	164,753
Custodian fees	21,975
Insurance and other administrative fees	16,056
Bookkeeping services	12,259
Printing and supplies	14,846
Professional services	22,500
Dividend disbursing and transfer
agent fees	17,065
Computer programming	4,500
Taxes and licenses	733
Independent directors expense and fees	11,313

Total Expenses		$ 286,000
NET INVESTMENT INCOME		$ 263,104

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS

Net realized loss on transactions in
investments	$(1,752,893)

Net increase in unrealized appreciation
of investments	2,594,690

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS		$ 841,797

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$ 1,104,901
		===========

The accompanying notes are an integral
part of these financial statements.

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2004 AND 2003
(Unaudited)
	2004	2003
INCREASE IN NET ASSETS
Operations -
Net investment income	$ 263,104	$ 231,944
Net realized loss on
transactions in investments	(1,752,893)	(814,235)
Net increase/(decrease) in unrealized
appreciation of investments	2,594,690	9,036,354
Net decrease in net assets
resulting from operations	$ 1,104,901	$ 8,454,063

Net equalization debits/credits	3,067	(1,742)

Distributions to shareholders from -
Net investment income	(114,940)	(111,070)
Net realized gain from investments	--	--
Return of capital	--	--
Net capital share transactions	3,114,057	(1,242,002)

Total increase/(decrease) in net assets	$ 4,107,085	$ 7,099,249

NET ASSETS:
Beginning of year	$ 62,586,435	$ 45,854,541

End of six months	$ 66,693,520 ============	$ 52,953,790 ============

The accompanying notes are an integral
part of these financial statements.

------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2004

(Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company
    Act of 1940 as a diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital appreciation.  In pursuit of that objective, the Fund invests primarily in common stocks.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

    A.  Investments

              Security transactions are recorded on trade date.  Dividend income is recognized on the ex-divided date, and interest income is recognized on an accrual basis.

              Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at fair value based on quoted market prices.  Quoted market prices represent the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange.  If no sales were reported on that day, quoted market price represents the closing bid price.  The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is approximately the same as the basis used for Federal income tax purposes.  The difference between cost and fair value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.

	2004	2003	Net Change
Net unrealized appreciation (depreciation):

Aggregate gross unrealized appreciation on securities	$ 18,669,143	$ 11,909,534

Aggregate gross unrealized depreciation on securities	(1,137,958)	(5,502,508)

Net	$ 17,531,185	$ 6,407,026	$ 11,124,159
	===========	===========	===========

            The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities.

B. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

-------------------------------------------------------------------------

C. Distributions to Shareholders

The Fund accrues income dividends to shareholders on a quarterly basis as of ex-dividend date. Distributions of net realized gains are made on an annual basis to shareholders as of the ex-dividend date.

D. Equalization

The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

E. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY CONTRACT

Under an Investment Advisory Contract, Bridges Investment Counsel, Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a management fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically identified in the Investment Advisory Contract. There were no amounts reimbursed during the year ended December 31, 2003.

(3) DIVIDEND DISBURSING AND TRANSFER AGENT

Dividend disbursing and transfer agent services are provided by Bridges Investor Services, Inc. (Transfer Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.

--------------------------------------------------------------------------------

(4)  SECURITY TRANSACTIONS

       The cost of long-term investment purchases during the six months ended
     June 30, was:

	2004	2003

Other Securities	$ 6,782,244	$ 6,169,171
	===========	===========

       Net proceeds from sales of long-term investments during the six months ended June 30, were:

	2004	2003

United States government obligations	$ 202,875	$ 653,485
Other Securities	4,696,730	7,321,075
Total Net Proceeds	$ 4,899,605	$ 7,974,560
	===========	===========

Total Cost Basis of Securities Sold	$ 6,652,499	$ 8,788,809
	===========	===========

(5)  NET ASSET VALUE

       The net asset value per share represents the effective price for all subscriptions and redemptions.

(6)  CAPITAL STOCK

       Shares of capital stock issued and redeemed are as follows:

	2004	2003

Shares sold	127,490	76,912
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
security transactions	6,292	7,655
	133,782	84,567
Shares redeemed	35,552	123,626
Net increase	98,230	(39,059)
	=======	=======

      Value of capital stock issued and redeemed is as follows:

	2004	2003

Shares sold	$ 4,033,248	$ 1,835,639
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
security transactions	200,952	183,314
	$ 4,234,200	$ 2,018,953

Shares redeemed	1,120,143	3,260,955
Net increase	$ 3,114,057	$(1,242,002)
	===========	============

------------------------------------------------------------------------------------

(7) DISTRIBUTIONS TO SHAREHOLDERS

     On July 21, 2004, a cash distribution was declared from net investment income accrued through June 30, 2004.  This distribution was calculated as $.07 per share.  The dividend will be paid on July 26, 2004, to shareholders of record on July 21, 2004.

(8) FEDERAL INCOME TAX INFORMATION

Distributions paid during the years ended December 31, 2003 and 2002, totaled $477,290 and $409,023 and were characterized as ordinary income for tax purposes.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003 (date of the latest tax return filed), the components of the tax basis cost of investments and net unrealized appreciation were as follows:

Federal tax cost of investments	$ 47,614,095

Unrealized appreciation	$ 17,568,249
Unrealized depreciation	$(2,631,754)
Net unrealized appreciation	$ 14,936,495

As of December 31, 2003 (date of the latest tax return filed), the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$ 14,936,495
Undistributed ordinary income	$ 6,274
Accumulated capital losses	$(1,928,636)

The difference between accumulated net realized capital losses and accumulated capital losses for tax purposes is attributable to the deferral of capital losses occurring subsequent to October 31, 2003, of $16,598 for tax purposes. For tax purposes, such losses will be realized in the year ending December 31, 2004. The accumulated capital losses of $1,928,636 represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows: $1,600 in 2008, $353,438 in 2009, and $1,573,598 in 2010.

--------------------------------------------------------------------------------------------------------------------------------------------------------------

Item 1. Second Quarter or Semi-Annual Shareholder Report

Appears immediately in back of Facing Sheet

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to Vote of Security Holders

Not Applicable

Item 10. Controls and Procedures.

(a) The Fund's disclosure controls and procedures are effective in the opinion of the Chairman, Edson L. Bridges II, President and Chief Executive Officer, Edson L. Bridges III, and Treasurer, Nancy K. Dodge, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report. These conclusion were reached independently by each person after performing the various controls and procedures activities described above.

(b) There were no changes in the Fund's internal controls over financial reporting or any other factors during the last fiscal half year that are reasonably likely to materially affect these controls including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits.

11(a)(1) Not Applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officers and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of

1940

11(a)(3) Not Applicable

11(b) Certifications of principal executive officers and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

-------------------------------------------------------------------------------------------------------------------------------

Exhibit 11(a)(2)

Certification Pursuant to Section 302

of the Sarbanes-Oxley Act of 2002

I, Edson L. Bridges II, certify that:

1. I have reviewed this report on Form N-CSR of Bridges Investment Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/s/ Edson L. Bridges II                                            Date: July 26, 2004

Edson L Bridges II, Chairman

---------------------------------------------------------------------------------------------------------------------------------------------------

Exhibit 11(a)(2)

Certification Pursuant to Section 302

of the Sarbanes-Oxley Act of 2002

I, Edson L. Bridges III, certify that:

1. I have reviewed this report on Form N-CSR of Bridges Investment Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/s/ Edson L. Bridges III                                Date: July 26, 2004

Edson L Bridges III, President

------------------------------------------------------------------------------------------------------------------------------------------------------------------

Exhibit 11(a)(2)

Certification Pursuant to Section 302

of the Sarbanes-Oxley Act of 2002

I, Nancy K. Dodge, certify that:

1. I have reviewed this report on Form N-CSR of Bridges Investment Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/s/ Nancy K. Dodge                                  Date:  July 26, 2004

Nancy K. Dodge, Treasurer

----------------------------------------------------------------------------------------------------------------------------------------------------------------------

Exhibit 11(b)

Bridges Investment Fund, Inc.

Sarbanes Oxley - 906 Certification

CERTIFICATION OF SHAREHOLDER REPORT

In connection with the Certified Shareholder Report of Bridges Investment Fund, Inc. on Form N-CSR for the period ended June 30, 2004 as filed with the Securities and Exchange Commission on the date hereof (the "Report"), I, Edson L. Bridges II, Chairman of Bridges Investment Fund, Inc., certify, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(1) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(2) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date: July 26, 2004

/s/ Edson L. Bridges II

Edson L. Bridges II

Chairman

A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to Bridges Investment Fund, Inc. and will be retained by Bridges Investment Fund, Inc. and furnished to the Securities and Exchange Commission or its staff upon request.

-------------------------------------------------------------------------------------------------------------------------------------------------------------

Exhibit 11(b)

Bridges Investment Fund, Inc.

Sarbanes Oxley - 906 Certification

CERTIFICATION OF SHAREHOLDER REPORT

In connection with the Certified Shareholder Report of Bridges Investment Fund, Inc. on Form N-CSR for the period ended June 30, 2004 as filed with the Securities and Exchange Commission on the date hereof (the "Report"), I, Edson L. Bridges III, President of Bridges Investment Fund, Inc., certify, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(1) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(2) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date:  July 26, 2004

/s/ Edson L. Bridges III

Edson L. Bridges III

President

A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to Bridges Investment Fund, Inc. and will be retained by Bridges Investment Fund, Inc. and furnished to the Securities and Exchange Commission or its staff upon request.

-------------------------------------------------------------------------------------------------------------------------------------------------------------------

Exhibit 11(b)

Bridges Investment Fund, Inc.

Sarbanes Oxley - 906 Certification

CERTIFICATION OF SHAREHOLDER REPORT

In connection with the Certified Shareholder Report of Bridges Investment Fund, Inc. on Form N-CSR for the period ended June 30, 2004 as filed with the Securities and Exchange Commission on the date hereof (the "Report"), I, Nancy K. Dodge, Treasurer of Bridges Investment Fund, Inc., certify, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(1) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(2) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date:  July 26, 2004

  /s/ Nancy K. Dodge

Nancy K. Dodge

Treasurer

A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to Bridges Investment Fund, Inc. and will be retained by Bridges Investment Fund, Inc. and furnished to the Securities and Exchange Commission or its staff upon request.